Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases
Operating Leases

6) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter, bareboat charters and other revenues for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Time charter revenues (service element included)	$216,822	$224,191	$233,346
Bareboat revenues	45,975	45,115	45,235
Total time charter and bareboat revenues	262,797	269,306	278,581
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	5,788	11,823	641
Total revenues	$268,585	$281,129	$279,222

See Note 2(l)—Right-of-use assets and lease liabilities.

As of December 31, 2022, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including the service element of time charters, but excluding unexercised customer option periods and excluding any contracted revenues signed after December 31, 2022):

(U.S. Dollars in thousands)
2023	$183,049
2024	142,357
2025	131,472
2026	72,342
2027 and thereafter	14,536
Total	$543,756

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2022 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”). The Partnership agreed commercial terms for a new three-year time charter contract for the vessel with the existing charterer to commence directly upon expiration of the existing bareboat charter. The new charter was signed on March 28, 2023 and commenced on March 30, 2023. The vessel is now fixed until March 2026;
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Transpetro. The Partnership agreed commercial terms for a new three-year time charter contract for the vessel with the existing charterer to commence directly upon expiration of the existing bareboat charter. The new charter is expected to be signed in April 2023 and commence on or around August 3, 2023. Once signed, the vessel will be fixed until August 2026;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, that expires on or around December 31, 2023, or at such time as the vessel is to be delivered to Equinor, if earlier. The vessel will commence on a new time charter contract with Equinor in the fourth quarter of 2023 or the first quarter of 2024. The new charter is for a fixed period of two years with options for the charterer to extend the charter by two further one-year periods;
●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter with Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”), that expires in January 2024, with a charterer’s option to extend one year. The vessel will commence on a new time charter contract with Equinor in fourth quarter of 2024 or the first quarter of 2025. The new charter is for a fixed period, at the charterer’s option, of either one year or two years, with options for the charterer to extend the charter, in either case, by two further one-year periods;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2024, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”), with options to extend until January 2026;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a rolling charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT and which expires in January 2024 unless terminated by either party on giving not less than 30 days’ notice;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, that expires on or around December 31, 2023;
●	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Transpetro;
●	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Transpetro;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Altera that expires in January 2024. The vessel has a time charter contract with Eni that will commence in January 2024 for a fixed period of three years, with Eni having options to extend the charter by up to three further years;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with options to extend until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter with a subsidiary of the French oil major TotalEnergies that expires in June 2023, at which time the vessel is expected to be delivered to Shell to commence on a three-year time charter contract;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 that is operating under a time charter with China Offshore Oil (Singapore) that expires in the third quarter of 2023, at which time the vessel is expected to be delivered to Shell to commence on a three-year time charter contract;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with TotalEnergies that expires in August 2023, at which time the vessel is expected to be delivered to Shell to commence on a three-year time charter contract;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Petrogal S.A. that expires in November 2023;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with TotalEnergies that expires in April 2024 with options to extend for up to one two-year period and one one-year period;
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in November 2027 with Equinor, with options to extend until November 2040; and
●	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in February 2027 with Equinor, with options to extend until February 2042.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of December 31, 2022, the right-of-use asset and lease liability for operating leases was $2.3 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for 2022 was $0.7 million. As of December 31, 2022, the weighted average discount rate for the operating leases for the portfolio excluding Synnøve Knutsen was 2.3% and was 4.3% for the Synnøve Knutsen alone. The rate was determined using the expected incremental borrowing rate for a loan facility of similar term. As of December 31, 2022, the weighted average remaining lease terms are 3.1 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of December 31, 2022 is as follows:

(U.S. Dollars in thousands)
2023	$762
2024	762
2025	762
2026	62
2027 and thereafter	—
Total	$2,348
Less imputed interest	87
Carrying value of operating lease liabilities	$2,261